Consolidated Statements of Comprehensive Income - USD ($)		12 Months Ended
		Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Income Statement [Abstract]
Revenue		$ 90,370,793	$ 68,424,577	$ 62,944,073
Cost and expenses:
Cost of revenue		22,040,054	16,211,779	17,049,167
General & administrative expenses		8,479,853	5,177,570	4,473,647
Research & development expenses		5,528,733	952,440	2,913,436
Sales and marketing expenses		55,387,277	39,426,506	32,919,491
Total cost and expenses		91,435,917	61,768,295	57,355,741
Income (loss) from operation		(1,065,124)	6,656,282	5,588,332
Other income (expense)
Interest income, net		494,358	300,985	41,035
Foreign currency transaction gain (loss)		(287,946)	784,674	(566,100)
Other income		555,012	454,286	173,291
Contingent gain on recovery of previously impaired assets		4,709,029
Other income (expense), net		5,470,453	1,539,945	(351,774)
Income before income tax expense		4,405,329	8,196,227	5,236,558
Income tax expense		576,766	2,218,588	1,838,174
Net income		3,828,563	5,977,639	3,398,384
Other comprehensive income
Foreign currency translation adjustment		(42,427)	(1,021,512)	(1,151,842)
Comprehensive income		$ 3,786,136	$ 4,956,127	$ 2,246,542
Earnings per share
Earnings per share, Basic (in Dollars per share)	[1]	$ 0.06	$ 0.1	$ 0.06
Earnings per share, Diluted (in Dollars per share)	[1]	$ 0.06	$ 0.1	$ 0.06
Weighted average number of ordinary shares
Weighted average number of ordinary shares, Basic (in Shares)	[1]	60,000,000	60,000,000	60,000,000
Weighted average number of ordinary shares, Diluted (in Shares)	[1]	60,000,000	60,000,000	60,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 13)